Consolidated Statements of Income and Comprehensive Income	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Cost of revenues USD ($)	Dec. 31, 2013 Cost of revenues CNY	Dec. 31, 2012 Cost of revenues CNY	Dec. 31, 2011 Cost of revenues CNY	Dec. 31, 2013 Research and development expenses USD ($)	Dec. 31, 2013 Research and development expenses CNY	Dec. 31, 2012 Research and development expenses CNY	Dec. 31, 2011 Research and development expenses CNY	Dec. 31, 2013 Sales and marketing expenses USD ($)	Dec. 31, 2013 Sales and marketing expenses CNY	Dec. 31, 2012 Sales and marketing expenses CNY	Dec. 31, 2011 Sales and marketing expenses CNY	Dec. 31, 2013 General and administrative expenses USD ($)	Dec. 31, 2013 General and administrative expenses CNY	Dec. 31, 2012 General and administrative expenses CNY	Dec. 31, 2011 General and administrative expenses CNY	Dec. 31, 2013 (Loss) / income from discontinued operations, net of tax USD ($)	Dec. 31, 2013 (Loss) / income from discontinued operations, net of tax CNY	Dec. 31, 2013 ADS USD ($)	Dec. 31, 2013 ADS CNY	Dec. 31, 2012 ADS CNY	Dec. 31, 2011 ADS CNY
Revenues
Online game operation revenues	$ 462,580,106	2,800,321,186	2,499,418,794	2,708,506,602
Licensing revenues	24,665,494	149,317,502	171,563,574	246,823,270
Other revenues	17,018,403	103,024,305	99,603,687	28,106,785
Total Revenues	504,264,003	3,052,662,993	2,770,586,055	2,983,436,657
Cost of revenues	(117,555,947)	(711,648,433)	(539,935,810)	(479,877,083)
Gross profit	386,708,056	2,341,014,560	2,230,650,245	2,503,559,574
Operating expenses
Research and development expenses	(146,370,603)	(886,083,719)	(797,067,359)	(664,354,758)
Sales and marketing expenses	(120,530,790)	(729,657,246)	(520,619,687)	(492,313,417)
General and administrative expenses	(51,215,591)	(310,043,825)	(306,255,965)	(292,622,061)
Goodwill impairment	(12,767,418)	(77,290,117)	(40,769,946)	0
Total operating expenses	(330,884,402)	(2,003,074,907)	(1,664,712,957)	(1,449,290,236)
Operating profit	55,823,654	337,939,653	565,937,288	1,054,269,338
Other income / (expenses)
Share of loss from equity investments	(2,510,555)	(15,198,149)	(5,334,495)	(1,574,506)
Interest income	15,397,676	93,212,910	94,565,745	72,522,104
Interest expense	(1,267,803)	(7,674,899)	(21,866,732)	(6,606,336)
Others, net	13,823,006	83,680,334	60,276,060	45,499,424
Total other income	25,442,324	154,020,196	127,640,578	109,840,686
Income before tax	81,265,978	491,959,849	693,577,866	1,164,110,024
Income tax expense	(11,562,812)	(69,997,794)	(116,119,365)	(161,704,455)
Income from continuing operations, net of tax	69,703,166	421,962,055	577,458,501	1,002,405,569
Discontinued operations
Loss from discontinued operations, net of tax	(7,321,483)	(44,322,061)	(30,214,733)	(22,342,889)
Gain from disposal of discontinued operations, net of tax	27,468,865	166,288,268
(Loss) / income from discontinued operations, net of tax	20,147,382	121,966,207	(30,214,733)	(22,342,889)
Net Income	89,850,548	543,928,262	547,243,768	980,062,680
Net loss / (income) attributable to the non-controlling interests	(250,199)	(1,514,629)	(6,593,580)	3,923,735
Net income attributable to the Company's shareholders	89,600,349	542,413,633	540,650,188	983,986,415
Net income	89,850,548	543,928,262	547,243,768	980,062,680
Other comprehensive income / (loss): Foreign currency translation adjustment	(7,597,588)	(45,993,516)	(20,112,491)	5,525,927
Comprehensive income	82,252,960	497,934,746	527,131,277	985,588,607
Comprehensive loss / (income) attributable to non-controlling interests	(250,199)	(1,514,629)	(6,593,580)	3,923,735
Comprehensive income attributable to the Company's shareholders	82,002,761	496,420,117	520,537,697	989,512,342
Net earnings per share, basic
Continuing operations (in dollars per share)	$ 0.28	1.72	2.39	4.13																			$ 1.42	8.62	11.94	20.63
Discontinued operations (in dollars per share)	$ 0.08	0.50	(0.13)	(0.09)																			$ 0.41	2.50	(0.63)	(0.45)
Total earnings per share, basic (in dollars per share)	$ 0.36	2.22	2.26	4.04																			$ 1.83	11.12	11.31	20.18
Net earnings per share, diluted
Continuing operations (in dollars per share)	$ 0.28	1.70	2.35	3.94																			$ 1.40	8.49	11.77	19.70
Discontinued operations (in dollars per share)	$ 0.08	0.49	(0.12)	(0.09)																			$ 0.41	2.46	(0.62)	(0.43)
Total earnings per share, diluted (in dollars per share)	$ 0.36	2.19	2.23	3.85																			$ 1.81	10.95	11.15	19.27
Shares used in calculating basic net earnings per share (in shares)	243,958,465	243,958,465	239,119,233	243,765,093
Shares used in calculating diluted net earnings per share (in shares)	247,712,898	247,712,898	242,495,660	255,380,327
Amount attributable to the Company's shareholders:
Income from continuing operations, net of tax	69,452,967	420,447,426	570,864,921	1,005,977,648
(Loss) / income from discontinued operations, net of tax	20,147,382	121,966,207	(30,214,733)	(21,991,233)
Net income	89,600,349	542,413,633	540,650,188	983,986,415
Total share-based compensation cost included in:
Share-based compensation cost					$ (606,472)	(3,671,402)	(4,570,357)	(6,362,169)	$ (5,656,613)	(34,243,440)	(34,818,684)	(47,533,344)	$ (2,040,258)	(12,351,112)	(10,111,863)	(15,228,350)	$ (4,233,298)	(25,627,116)	(21,643,688)	(35,612,664)	$ (3,543,288)	(21,450,000)